UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsPreferred Income Fund

As of 4-30-17 (unaudited)
	Shares	Value
Preferred securities 136.3% (90.2% of Total investments)		$773,275,755
(Cost $748,813,502)
Consumer staples 2.3%		12,794,038
Food and staples retailing 2.3%
Ocean Spray Cranberries, Inc., 6.250% (S)	143,000	12,794,038
Energy 6.1%		34,579,682
Oil, gas and consumable fuels 6.1%
Kinder Morgan, Inc., 9.750%	750,916	34,579,682
Financials 53.8%		305,228,980
Banks 32.5%
Bank of America Corp., 6.500% (L)(Z)	115,000	3,093,500
Bank of America Corp., Depositary Shares, Series D, 6.204%	145,631	3,741,260
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	740,000	19,336,200
BB&T Corp., 5.200% (Z)	420,000	10,533,600
BB&T Corp., 5.625% (Z)	450,000	11,520,000
Citigroup Capital XIII, 7.542% (P)	15,000	393,600
Citigroup, Inc., 5.800%	65,000	1,671,150
Citigroup, Inc., 6.875%	60,000	1,643,400
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	410,175	12,079,654
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	182,773	5,357,077
First Republic Bank, 7.000% (Z)	95,000	2,577,350
ING Groep NV, 6.125% (Z)	61,500	1,581,165
JPMorgan Chase & Co., 5.450% (Z)	400,000	10,136,000
JPMorgan Chase & Co., 5.500% (Z)	61,961	1,572,570
JPMorgan Chase & Co., 6.100% (Z)	122,000	3,275,700
JPMorgan Chase & Co., 6.125% (Z)	670,000	17,969,400
JPMorgan Chase & Co., 6.300% (Z)	25,000	677,750
Regions Financial Corp., 6.375%	138,164	3,582,593
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	560,000	14,067,200
Santander Holdings USA, Inc., Series C, 7.300%	365,000	9,508,250
The PNC Financial Services Group, Inc., 5.375% (Z)	30,000	757,200
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	187,000	5,473,490
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (L)(Z)	705,000	20,684,700
Wells Fargo & Company, 6.000% (Z)	127,000	3,365,500
Wells Fargo & Company, 8.000% (L)(Z)	756,000	19,852,560
Capital markets 7.6%
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	251,800
Deutsche Bank Contingent Capital Trust III, 7.600%	370,000	9,675,500
Morgan Stanley, 6.625%	80,000	2,152,800
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	85,000	2,360,450
State Street Corp., 5.250% (Z)	155,000	3,890,500
State Street Corp., 6.000% (Z)	580,600	15,560,080
The Goldman Sachs Group, Inc., 5.950%	185,100	4,758,921
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	160,000	4,284,800
Consumer finance 4.4%
Capital One Financial Corp., 6.200%	287,251	7,686,837
Capital One Financial Corp., 6.700%	54,991	1,512,253
Navient Corp., 6.000% (Z)	372,365	8,702,170
SLM Corp., Series A, 6.970%	147,391	7,376,920
Insurance 9.2%
Aegon NV, 6.375% (Z)	520,000	13,405,600
Aegon NV, 6.500% (Z)	260,000	6,767,800
Prudential Financial, Inc., 5.750% (Z)	140,000	3,609,200

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential PLC, 6.500% (Z)	154,500	$4,069,530
Prudential PLC, 6.750%	51,000	1,343,850
RenaissanceRe Holdings, Ltd., Series C, 6.080%	25,000	640,000
W.R. Berkley Corp., 5.625% (Z)	885,000	22,142,700
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	586,400
Health care 4.4%		25,152,550
Pharmaceuticals 4.4%
Teva Pharmaceutical Industries, Ltd., 7.000%	44,050	25,152,550
Industrials 2.2%		12,602,700
Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (Z)	495,000	12,602,700
Real estate 11.5%		65,203,404
Equity real estate investment trusts 11.5%
Digital Realty Trust, Inc., 6.350%	922	24,737
Digital Realty Trust, Inc., 7.375%	34,936	976,112
Kimco Realty Corp., 6.000% (L)(Z)	895,000	22,527,150
Public Storage, 5.200% (Z)	125,000	3,151,250
Public Storage, 5.750% (Z)	452,403	11,391,508
Senior Housing Properties Trust, 5.625% (Z)	843,790	21,027,247
Ventas Realty LP, 5.450% (Z)	245,000	6,105,400
Telecommunication services 9.0%		50,992,740
Diversified telecommunication services 2.1%
Qwest Corp., 6.125% (Z)	30,000	744,600
Qwest Corp., 6.500%	84,205	2,096,705
Qwest Corp., 6.875%	33,795	861,773
Qwest Corp., 7.000% (Z)	20,000	506,200
Qwest Corp., 7.500%	116,654	2,959,512
Verizon Communications, Inc., 5.900% (Z)	168,000	4,472,160
Wireless telecommunication services 6.9%
Telephone & Data Systems, Inc., 6.625% (L)(Z)	233,381	6,042,234
Telephone & Data Systems, Inc., 6.875%	119,781	3,074,778
Telephone & Data Systems, Inc., 7.000% (Z)	340,000	8,676,800
United States Cellular Corp., 6.950% (L)(Z)	795,000	20,439,450
United States Cellular Corp., 7.250%	41,705	1,118,528
Utilities 47.0%		266,721,661
Electric utilities 31.9%
Duke Energy Corp., 5.125% (Z)	920,000	23,634,800
Entergy Louisiana LLC, 5.250% (Z)	241,476	6,036,900
FPL Group Capital Trust I, 5.875% (Z)	345,000	9,073,500
Great Plains Energy, Inc., 7.000% (L)(Z)	676,000	36,571,600
HECO Capital Trust III, 6.500% (Z)	379,850	10,290,137
Interstate Power & Light Company, 5.100% (Z)	270,000	6,995,700
NextEra Energy Capital Holdings, Inc., 5.700% (L)(Z)	905,000	22,987,000
NSTAR Electric Company, 4.780% (Z)	15,143	1,500,671
PPL Capital Funding, Inc., 5.900% (Z)	1,312,439	34,031,543
SCE Trust I, 5.625% (Z)	240,000	6,084,000
SCE Trust II, 5.100% (Z)	549,000	13,697,550
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (Z)	20,000	566,000
The Southern Company, 6.250% (Z)	351,399	9,308,560

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund

				Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.6%
	AES Trust III, 6.750%			68,296	$3,442,801
Multi-utilities 14.5%
	BGE Capital Trust II, 6.200% (Z)			710,000	18,367,700
	Dominion Resources, Inc., 6.750% (Z)			740,667	37,492,564
	DTE Energy Company, 5.250% (Z)			528,107	13,292,453
	DTE Energy Company, 6.000%			96,175	2,518,823
	DTE Energy Company, 6.500%			73,100	3,939,359
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)			260,000	6,890,000
Common stocks 12.3% (8.1% of Total investments)					$69,672,903
(Cost $65,345,770)
Energy 10.4%					59,126,703
Oil, gas and consumable fuels 10.4%
	BP PLC, ADR			621,000	21,312,720
	Enbridge, Inc. (Z)			183,168	7,592,314
	ONEOK, Inc.			130,000	6,839,300
	Royal Dutch Shell PLC, ADR, Class A			448,024	23,382,369
Telecommunication services 0.7%					3,593,800
Diversified telecommunication services 0.7%
	CenturyLink, Inc.			140,000	3,593,800
Utilities 1.2%					6,952,400
Multi-utilities 1.2%
	CenterPoint Energy, Inc. (Z)			130,000	3,708,900
	National Grid PLC, ADR			50,000	3,243,500
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 2.3% (1.5% of Total investments)					$12,778,750
(Cost $12,942,052)
Energy 1.4%					7,535,000
Oil, gas and consumable fuels 1.4%
Energy Transfer LP (P)(Z)	4.052		11-01-66	8,800,000	7,535,000
Utilities 0.9%					5,243,750
Multi-utilities 0.9%
Dominion Resources, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (L)(Z)	5.750		10-01-54	5,000,000	5,243,750
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.3% (0.2% of Total investments)					$1,763,000
(Cost $1,763,000)
U.S. Government Agency 0.3%					1,507,000
Federal Home Loan Bank Discount Note	0.680		05-01-17	1,507,000	1,507,000
				Par value^	Value
Repurchase agreement 0.0%					$256,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $256,005 on 5-1-17, collateralized by $250,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $262,256, including interest)				256,000	256,000
Total investments (Cost $828,864,324)† 151.2%					$857,490,408
Other assets and liabilities, net (51.2%)					($290,311,790)
Total net assets 100.0%					$567,178,618

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17, and is a component of the fund's leverage under the Credit Facility Agreement.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-17 was $609,136,761. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $157,697,050.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $828,864,928. Net unrealized appreciation aggregated to $28,625,480, of which $44,308,542 related to appreciated investment securities and $15,683,062 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 4-30-17:

United States	83.4%
United Kingdom	7.4%
Netherlands	5.3%
Israel	2.9%
Other countries	1.0%
TOTAL	100.0%

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Jun 2017	($80,328,713)	($80,460,000)	($131,287)
						($131,287)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

Counterparty	Notional amount	Currency		Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	68,000,000		USD	Fixed 0.8750%	3 Month LIBOR (a)	Semi-Annual	Quarterly	Jul 2017	—	($97,075)	($97,075)
									—	($97,075)	($97,075)

(a) At 4-30-17, 3-Month LIBOR was 1.1723%

Derivatives currency abbreviations

USD	United States Dollar

Derivatives abbreviations
LIBOR	London Interbank Offered Rate

See Notes to Fund's investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017 by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$12,794,038	—	$12,794,038	—
Energy	34,579,682	$34,579,682	—	—
Financials	305,228,980	305,228,980	—	—
Health care	25,152,550	25,152,550	—	—
Industrials	12,602,700	12,602,700	—	—
Real estate	65,203,404	65,203,404	—	—
Telecommunication services	50,992,740	46,520,580	4,472,160	—
Utilities	266,721,661	259,831,661	6,890,000	—
Common stocks	69,672,903	69,672,903	—	—
Corporate bonds	12,778,750	—	12,778,750	—
Short-term investments	1,763,000	—	1,763,000	—
Total investments in securities	$857,490,408	$818,792,460	$38,697,948	—
Other financial instruments:
Futures	($131,287)	($131,287)	—	—
Interest rate swaps	(97,075)	—	($97,075)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       6

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2017, the fund used futures contracts to manage against anticipated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P8Q3	04/17
This report is for the information of the shareholders of John Hancock Preferred Income Fund.		6/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017